Exhibit 99.1

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Note Payment Detail

in Dollars

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Total	Total	Class Balance

Class A-1	36163T AA1	0.20000%	138,600,000.00	0.00	0.00	0.00	0.00	0.00
Class A-2	36163T AB9	0.64000%	190,000,000.00	94,462,631.89	12,789,038.60	50,380.07	12,839,418.67	81,673,593.29
Class A-3	36163T AC7	1.14000%	173,000,000.00	173,000,000.00	0.00	164,350.00	164,350.00	173,000,000.00
Class A-4	36163T AD5	1.59000%	77,500,000.00	77,500,000.00	0.00	102,687.50	102,687.50	77,500,000.00
Class B	36163T AE3	1.97000%	10,000,000.00	10,000,000.00	0.00	16,416.67	16,416.67	10,000,000.00
TOTALS			589,100,000.00	354,962,631.89	12,789,038.60	333,834.24	13,122,872.84	342,173,593.29

Factor Information per $1,000 of Original Face Value

		Beginning Principal				Ending Principal
Class	CUSIP	Factor	Principal	Interest	Total	Factor

Class A-1	36163T AA1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
Class A-2	36163T AB9	497.1717468	67.3107295	0.2651583	67.5758877	429.8610173
Class A-3	36163T AC7	1000.0000000	0.0000000	0.9500000	0.9500000	1000.0000000
Class A-4	36163T AD5	1000.0000000	0.0000000	1.3250000	1.3250000	1000.0000000
Class B	36163T AE3	1000.0000000	0.0000000	1.6416670	1.6416670	1000.0000000
TOTALS		602.5507247	21.7094527	0.5666852	22.2761379	580.8412719

Factor Information per $1,000 of Original Face Value - Fees
Servicing Fee	0.2331568
Servicer Advances	0.0000000
Administration Fees	0.0004244

Authorized Signatory

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Funding of the Collection Account

Available Amounts:

(1)	Principal Payments Received on Loans	7,379,300.77

(2)	Interest Payments Received on Loans	1,515,522.71

(3)	Payments Received on Leases	5,095,956.14

(4)	Recoveries	1,000.00

(5)	Purchase Amount of Receivables and related equipment that became Purchased Assets in
	the current Collection Period pursuant to Section 7.2(b) of the Receivables Purchase and Sale
	Agreement or Section 2.1 and Section 3.1 of the Limited Removal and Clean-up Call Agreement	0.00

(6)	Investment Earnings	1,744.70

(7)	Servicer Advances	0.00

(8)	Available Amounts	13,993,524.32

(9)	Draws on the Reserve Account	0.00

(10)	Total Cash Available in the Collection Account	13,993,524.32

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Permitted Withdrawals from Collection Account

	Total Cash Available in the Collection Acccount		13,993,524.32

(i)	Amounts deposited in error		0.00

(ii)	Servicing Fee
	Previously accrued but unpaid	0.00
	Current period accrued	137,352.70
	Total amount due	137,352.70
	Total amount paid	137,352.70
	Closing accrued but unpaid	0.00

	Total Servicing Fee Paid		137,352.70

(iii)	Reimbursement of Servicing Advances		0.00

	Total of Permitted Withdrawals		137,352.70

	Total funds in the Note Distribution Account available for distribution		13,856,171.62

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Payments from the Note Distribution Account

1.	Trustee Fees and Expenses Paid	525.00

2.	Administration Fee Paid	250.00

3.	Class A Note Interest Payment	317,417.57

4.	Class A Note Principal where Class A Note balance exceeds Aggregate Receivable Value	0.00

5.	Class B Note Interest Payment	16,416.67

6.	Principal Payments on the Notes
	(i) Class A Note Principal	12,056,514.81
	(ii) Class B Note Principal	0.00

7.	50% of Excess Spread Amount as Principal on Notes	732,523.79

8.	Deposit to the Reserve Account, if any	0.00

9.	Previously unpaid trustee fees and expenses	0.00

10.	Released to Issuer	732,523.78

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Note Interest Payment Amounts

Class A-1 Interest Payment Amount

Interest Payment Due	0.00
Interest Due Paid	0.00
Cumulative Interest Shortfall Amount	0.00

Class A-2 Interest Payment Amount

Interest Payment Due	50,380.07
Interest Due Paid	50,380.07
Cumulative Interest Shortfall Amount	0.00

Class A-3 Interest Payment Amount

Interest Payment Due	164,350.00
Interest Due Paid	164,350.00
Cumulative Interest Shortfall Amount	0.00

Class A-4 Interest Payment Amount

Interest Payment Due	102,687.50
Interest Due Paid	102,687.50
Cumulative Interest Shortfall Amount	0.00

Class B Interest Payment Amount

Interest Payment Due	16,416.67
Interest Due Paid	16,416.67
Cumulative Interest Shortfall Amount	0.00

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Note Principal Payment Amounts

Class A-1 Principal Payment Amount
Class A-1 Principal Due	0.00
Class A-1 Principal Paid	0.00
Class A-1 Reallocated Principal Paid	0.00
Class A-1 Turbo Principal Paid	0.00
Class A-1 Total Principal Payment Amount		0.00

Class A-2 Principal Payment Amount
Class A-2 Principal Due	12,056,514.81
Class A-2 Principal Paid	12,056,514.81
Class A-2 Reallocated Principal Paid	0.00
Class A-2 Turbo Principal Paid	732,523.79
Class A-2 Total Principal Payment Amount		12,789,038.60

Class A-3 Principal Payment Amount
Class A-3 Principal Due	0.00
Class A-3 Principal Paid	0.00
Class A-3 Reallocated Principal Paid	0.00
Class A-3 Turbo Principal Paid	0.00
Class A-3 Total Principal Payment Amount		0.00

Class A-4 Principal Payment Amount
Class A-4 Principal Due	0.00
Class A-4 Principal Paid	0.00
Class A-4 Reallocated Principal Paid	0.00
Class A-4 Turbo Principal Paid	0.00
Class A-4 Total Principal Payment Amount		0.00

Class B Principal Payment Amount
Class B Principal Due	0.00
Class B Principal Paid	0.00
Class B Reallocated Principal Paid	0.00
Class B Turbo Principal Paid	0.00
Class B Total Principal Payment Amount		0.00

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Reserve Account

			% of	% of
			Current Balance	Original Balance

Initial Reserve Account Deposit		8,631,085.65	1.88%	1.25%

Required Reserve Account Amount

Initial Aggregate Receivable Value	690,486,852.08

Required Reserve Account Amount		13,809,737.04	3.01%	2.00%

Opening Reserve Account Balance		13,809,737.04	3.01%	2.00%
Withdrawals from the Reserve Account		0.00	0.00%	0.00%
Available Reserve Account Amount		13,809,737.04	3.01%	2.00%

Deposits to the Reserve Account		0.00	0.00%	0.00%

Releases from the Reserve Account		0.00	0.00%	0.00%

Ending Reserve Account Balance		13,809,737.04	3.01%	2.00%

Ending Reserve Account Deficiency		0.00	0.00%	0.00%

Please note Reserve Account Investment Earnings of 1,558.73 have been deposited into Collections

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Collateral Activity

Beginning Aggregate Receivable Value	470,923,533.63	Overcollateralization:
Principal Collections on Loans	7,379,300.77	Ending Aggregate Receivable Value	458,867,018.82
Lease Value Payments	4,234,598.14	Ending Outstanding Principal Balance of Notes	342,173,593.29
Gross Charge-offs	442,608.82	Ending Overcollateralization Amount	116,693,425.53
Total Repurchased Contracts	0.00
Adjustments	7.08
Ending Aggregate Receivable Balance	458,867,018.82

Residual Realization

Current Month		Cumulative
Book Residual	29,942.21	Book Residual	5,851,891.37
Residual Realization	27,088.89	Residual Realization	6,873,628.08
Residual Realization Percentage	90.47%	Residual Realization Percentage	117.46%

Aging Summary

	Number of Accounts	Aggregate Receivable Value
0 - 30 Days Past Due	4,009	454,682,175.53
31 - 60 Days Past Due	31	1,393,587.62
61 - 90 Days Past Due	2	68,752.18
91 - 120 Days Past Due	5	521,621.68
121 - 150 Days Past Due	2	2,151,081.34
151 - 180 Days Past Due	1	49,800.47
181 or more Days Past Due	0	0.00
Total	4,050	458,867,018.82

Other Pool Activity

	Beginning	Current Period	Cumulative	Cumulative %
Defaulted Receivables (at the time receivables became defaulted)	1,250,020.08	447,944.69	1,697,964.77	0.2459%

Charge-offs	390,277.00	442,608.82	832,885.82	0.1206%

Recoveries	1,000.00	1,000.00	2,000.00	0.0003%

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Historical Detail

Aging Summary

Payment	31-60 Days		61-90 Days		91-120 Days		121-150 Days		151-180 Days		181 + Days		Total
Date	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		# Balance

12/22/2015	31		2		5		2		1		0		41
		1,393,587.62		68,752.18		521,621.68		2,151,081.34		49,800.47		0.00		4,184,843.29

11/23/2015	20		6		2		1		1		2		32
		1,159,103.42		587,507.85		2,166,374.32		49,800.47		16,773.46		408,005.52		4,387,565.04

10/22/2015	24		0		4		2		0		2		32
		1,609,912.05		0.00		2,227,566.15		44,920.84		0.00		408,005.52		4,290,404.56

09/22/2015	10		9		3		0		2		2		26
		408,965.70		3,173,783.05		82,417.64		0.00		408,005.52		493,684.20		4,566,856.11

08/24/2015	18		3		0		2		2		1		26
		882,822.20		81,717.06		0.00		408,005.52		493,684.20		29,421.55		1,895,650.53

07/22/2015	11		2		1		2		0		1		17
		843,075.81		123,633.29		382,131.22		493,684.20		0.00		29,421.55		1,871,946.07

06/22/2015	21		2		9		1		0		2		35
		916,717.45		437,511.55		882,590.59		22,428.73		0.00		100,586.69		2,359,835.01

05/22/2015	21		7		1		0		0		2		31
		1,692,228.79		1,079,083.91		22,428.73		0.00		0.00		100,586.69		2,894,328.12

04/22/2015	27		3		0		0		2		0		32
		2,056,432.48		130,502.38		0.00		0.00		100,586.69		0.00		2,287,521.55

03/23/2015	26		0		0		2		0		0		28
		1,929,947.09		0.00		0.00		100,586.69		0.00		0.00		2,030,533.78

02/23/2015	9		6		2		0		0		0		17
		496,132.19		724,674.06		100,586.69		0.00		0.00		0.00		1,321,392.94

01/22/2015	11		4		1		1		0		0		17
		1,557,902.25		170,224.42		104,037.59		43,226.76		0.00		0.00		1,875,391.02

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Historical Detail

Performance Data

Payment Date	Defaulted Receivables	Charge-offs	Recoveries	Repurchased Amounts	Aggregate Receivable Value	Ending Overcollateralization	Lifetime CPR

12/22/2015	1,697,964.77	832,885.82	2,000.00	5,556,629.21	458,867,018.82	116,693,425.53	6.49%

11/23/2015	1,250,020.08	390,277.00	1,000.00	5,556,629.21	470,923,533.63	115,960,901.74	6.76%

10/22/2015	1,230,088.58	382,388.30	1,000.00	5,556,629.21	484,146,387.04	115,134,702.64	7.02%

09/22/2015	736,110.29	294,427.05	0.00	5,556,629.21	498,049,712.04	114,322,552.87	7.11%

08/24/2015	654,505.69	301,380.08	0.00	5,556,629.21	511,107,732.99	113,459,761.44	7.38%

07/22/2015	654,505.69	301,380.08	0.00	5,556,629.21	527,058,003.63	112,553,552.19	7.24%

06/22/2015	330,729.98	145,592.65	0.00	5,556,629.21	544,165,242.71	111,759,465.63	6.77%

05/22/2015	302,497.73	119,192.77	0.00	5,542,799.97	557,201,531.99	110,813,001.38	7.15%

04/22/2015	191,136.78	62,043.20	0.00	5,542,799.97	570,248,924.37	109,849,841.13	7.74%

- Values above represent cumulative amounts as of the corresponding Payment Date

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Repurchases

	Repurchase Date	Account Number	Purchase Price

Purchase Amount of Receivables and related equipment determined by Issuer to be ineligible in accordance with 7.2(b) of the Receivables Purchase and Sale Agreement	09/30/2014	V3699538002	285,967.22

	09/30/2014	V8449250006	182,177.75

	09/30/2014	V9740753001	209,215.99

	09/30/2014	V9748582001	225,724.90

	09/30/2014	V9754383001	203,728.32

	10/31/2014	V8756010005	879,842.97

	10/31/2014	V8756010006	3,507,823.94

	10/31/2014	V9762773001	48,318.88

	05/31/2015	V9740145001	13,829.24

Cumulative Repurchase Amount			5,556,629.21

Payment Date:	12/22/2015	GE Equipment Midticket LLC
Closing Date:	09/17/2014	SERIES 2014_1
Next Payment Date:	01/22/2016	STATEMENT TO NOTEHOLDERS
Final Payment Date:	08/22/2023

Top Obligor Information

Outstanding Aggregate Receivable Balance
Obligor 1	8,444,519.65
Obligor 2	7,942,476.97
Obligor 3	7,657,700.68
Obligor 4	7,314,744.84
Obligor 5	7,170,013.14
Obligor 6	6,888,124.94
Obligor 7	6,546,705.78
Obligor 8	6,405,512.90
Obligor 9	6,298,515.46
Obligor 10	5,980,007.55
Obligor 11	5,965,056.58
Obligor 12	5,885,826.03
Obligor 13	5,447,571.50
Obligor 14	4,712,689.74
Obligor 15	4,244,436.67
Obligor 16	4,110,155.53
Obligor 17	3,987,760.97
Obligor 18	3,813,770.46
Obligor 19	3,692,517.63
Obligor 20	3,566,568.80

Aging Summary By Asset Type

GE Equipment Mid Ticket, L.L.C., Series 2014-1

December 22, 2015

	Aggregate Receivable Value	Nbr Of Accounts	% of Aggregate Receivable Value
Current	439,526,088.88	3,730	95.79%
1 to 30 Past Due	15,156,086.65	279	3.30%
31 to 60 Past Due	1,393,587.62	31	0.30%
61 to 90 Days Delinquent	68,752.18	2	0.01%
91 to 120 Days Delinquent	521,621.68	5	0.11%
121 to 150 Days Delinquent	2,151,081.34	2	0.47%
151 to 180 Days Delinquent	49,800.47	1	0.01%
181 Days Plus Delinquent	-	-	0.00%

Asset Aging Detail	Page 1 of 3	12/21/2015

Loss & Recovery Detail

GE Equipment Mid Ticket, L.L.C., Series 2014-1

December 22, 2015

Pool Aggregate Net Loss Statistics	Amount	Nbr of Accounts
Cumulative:
Gross Charge Offs	870,739.61	22
Net Charge Offs	832,885.82	22
Recoveries	2,000.00	1
Net Loss	830,885.82	22
Defaulted Receivable Balance	1,697,964.77	24
Current Period:
Gross Charge Offs	442,608.82	3
Net Charge Offs	442,608.82	3
Recoveries	1,000.00	1
Defaulted Receivable Balance	447,944.69	3

Average Aggregate Receivable Value:	557,969,581.58	4,482
Aggregate Net Loss Ratio:	0.15%

Average Loss Statistics For Assets Incurring a Loss	Amount	Avg. Loss Rate
Average Gross Chargeoff	39,579.07	55.94%
Average Net Charge Off	37,858.45	53.51%
Average Recovery	90.91	0.13%
Average Net Loss	37,767.54	53.38%

Average Receivable Value at the time of Loss or Default	70,748.53

Asset Loss and Recovery Detail	Page 2 of 3	12/21/2015

Defined Terms

Defaulted Receivable: means a receivable with respect to which the related equipment has been repossessed or any portion of the Loan or Lease value is deemed uncollectible (charged off).

Cumulative Gross Chargeoff - Equals the Cumulative credit charge offs of the aggregate Loan or Lease receivable balance at the time the Loan or Lease becomes defaulted, plus any additional losses on the sale of repossessed equipment.

Cumulative Net Chargeoff - Equals the Cumulative Gross Charge off, less any gains on sale from the remarketing of repossessed equipment.

Cumulative Recovery: Collections on defaulted accounts which were written off in a prior period (other than the disposition).

Cumulative Net Loss: Equals the Cumulative Net Chargeoff, less any Cumulative Recoveries.

Charge Off Rate: The ratio of the Gross Charge Off amount over the Aggregate Receivable Balance of the Loan or Lease at the time the Asset was Defaulted.

Average Loss Rate: Average Loss Rate on all assets in the pool that experience a charge off. Average amount charged off divided by the the average receivable value at the time of Default.

Average Net Loss on all assets that have experienced a Net Loss: Cumulative Net Loss divided by the total number of assets that experienced a Net Loss.

Ratio of Aggregate Net Loss: Equals the Cumulative Net Loss amount divided by the Average Aggregate Receivable Value of the pool.

Average Aggregate Receivable Value: Equals the sum of the Ending Aggregate Receivable Balance for each settlement prior to this period's settlement date divided by the total number of settlement periods prior to and the the current settlement period.

Definitions	Page 3 of 3	12/21/2015